Supplement dated September 1, 2009 to the Prospectus dated May 1, 2009 for the
Pacific Voyages, Pacific Value, Pacific Value Edge, Pacific Innovations Select, Pacific Odyssey, Pacific One Select, Pacific One, Pacific Portfolios and Pacific Innovations variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2009, as supplemented. The changes in this supplement are effective September 1, 2009, unless otherwise noted below.

Effective October 1, 2009, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income Plus (Single)	1.50%
Flexible Lifetime Income Plus (Joint)	1.75%
Foundation 10	1.50%
Income Access	0.75%
Guaranteed Protection Advantage 3 (GPA 3)	0.95%

On November 20, 2009, there will be a Class Conversion concerning the GE Investments Total Return Fund.

The Board of Directors of the GE Investments Total Return Fund approved the conversion of the GE Investments Total Return Class 4 shares into GE Investments Total Return Class 3 shares (“the Conversion”). The Conversion will take place on November 20, 2009. The transfer of Account Value from Class 4 to Class 3 on the Conversion date will not count as a transfer in relation to the limitations outlined in the HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market-timing Restrictions — Transfers subsection.

Any systematic transfers, systematic withdrawals or systematic Purchase Payments involving the GE Investments Total Return Class 4 Investment Option will be carried over to the GE Investments Total Return Fund Class 3 Investment Option, unless you instruct us otherwise.

All references in the Prospectus to the GE Investments Total Return Fund Class 4 Investment Option will be changed to GE Investments Total Return Fund Class 3.

The STATE CONSIDERATIONS section is amended as follows:

Optional Living Benefit Riders

For the Flexible Lifetime Income Rider (Joint) and Foundation 10 Rider issued in the state of Washington, the annual rider charge is the current charge percentage multiplied by the Contract Value.

Supplement dated September 1, 2009 to the Prospectus dated May 1, 2009 for the
Pacific Portfolios for Chase variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2009, as supplemented. The changes in this supplement are effective September 1, 2009, unless otherwise noted below.

Effective October 1, 2009, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income Plus (Single)	1.50%
Flexible Lifetime Income Plus (Joint)	1.75%
Foundation 10	1.50%
Income Access	0.75%
Guaranteed Protection Advantage 3 (GPA 3)	0.95%

On November 20, 2009, there will be a Class Conversion concerning the GE Investments Total Return Fund.

The Board of Directors of the GE Investments Total Return Fund approved the conversion of the GE Investments Total Return Class 4 shares into GE Investments Total Return Class 3 shares (“the Conversion”). The Conversion will take place on November 20, 2009. The transfer of Account Value from Class 4 to Class 3 on the Conversion date will not count as a transfer in relation to the limitations outlined in the HOW YOUR INVESTMENTS ARE ALLOCATED — Transfers and Market-timing Restrictions — Transfers subsection.

Any systematic transfers, systematic withdrawals or systematic Purchase Payments involving the GE Investments Total Return Class 4 Investment Option will be carried over to the GE Investments Total Return Fund Class 3 Investment Option, unless you instruct us otherwise.

All references in the Prospectus to the GE Investments Total Return Fund Class 4 Investment Option will be changed to GE Investments Total Return Fund Class 3.

The STATE CONSIDERATIONS section is amended as follows:

Optional Living Benefit Riders

For the Flexible Lifetime Income Rider (Joint) and Foundation 10 Rider issued in the state of Washington, the annual rider charge is the current charge percentage multiplied by the Contract Value.